Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2021	Dec. 31, 2020
South Africa
Disclosure of Provisions [line items]
Inflation rate	4.50%	4.80%
Discount rate	10.60%	10.80%
Ghana
Disclosure of Provisions [line items]
Inflation rate	2.40%	2.20%
Australia
Disclosure of Provisions [line items]
Inflation rate	2.40%	2.50%
Discount rate	2.40%	2.50%
Peru
Disclosure of Provisions [line items]
Inflation rate	2.40%	2.20%
Discount rate	2.80%	2.20%
Chile
Disclosure of Provisions [line items]
Inflation rate	2.40%	2.20%
Discount rate	2.40%	2.20%
Bottom of range | Ghana
Disclosure of Provisions [line items]
Discount rate	6.60%	6.70%
Top of range | Ghana
Disclosure of Provisions [line items]
Discount rate		7.20%